Long-Term Debt (Interest Expense) (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020
Disclosure Of Borrowings [Abstract]
Interest expense - long-term debt		$ 223	$ 224
Amortization of senior notes discounts		1	1
Interest income - short-term (net)		(4)	(7)
Interest on lease liabilities (note 14)		45	44
Interest expense - other		34	12
Interest expense	$ 35	$ 231	$ 274